Other Information - Auditors' Fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Auditors Remuneration [Line Items]
Audit services	€ 20,380	€ 18,610
Audit-related services	1,730	1,410
Total	22,110	20,020
PwC Auditores, S.L.
Auditors Remuneration [Line Items]
Audit services	8,470	8,130
Audit-related services	1,330	1,010
Total	9,800	9,140
Other companies PwC network
Auditors Remuneration [Line Items]
Audit services	11,910	10,480
Audit-related services	400	400
Total	€ 12,310	€ 10,880